Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated February 27, 2017 to the

Blackstone Alternative Multi-Strategy Fund

Prospectus and Statement of Additional Information,

each dated July 28, 2016

Reorganization of Sub-Adviser

Effective as of February 15, 2017, FT AlphaParity, LLC became investment manager to accounts previously advised by AlphaParity LLC (“AlphaParity”). Accordingly, AlphaParity no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by AlphaParity are now managed by FT AlphaParity, LLC. Therefore, all references to AlphaParity in the Fund’s Prospectus and Statement of Additional Information are hereby removed.

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees, FT AlphaParity, LLC (“FT AlphaParity”) will serve as a sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

The list of sub-advisers to the Fund in the “Principal Investment Strategies” section of the Prospectus is amended and restated as follows:

Sub-Adviser	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
Chatham Asset Management, LLC	Relative Value Strategies
D.E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Partners Limited	Macro Strategies
FT AlphaParity, LLC	Macro Strategies
Good Hill Partners LP	Relative Value Strategies
GS Investment Strategies, LLC	Equity Hedge Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Nephila Capital, Ltd.	Event-Driven Strategies
Sorin Capital Management, LLC	Relative Value Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

The list of sub-advisers to the Fund in the “Management of the Fund” section of the Prospectus is amended and restated as follows:

Sub-Advisers:

Bayview Asset Management, LLC

Boussard & Gavaudan Investment Management, LLP

Caspian Capital LP

Cerberus Sub-Advisory I, LLC

Chatham Asset Management, LLC

D.E. Shaw Investment Management, L.L.C.

Emso Partners Limited

FT AlphaParity, LLC

Good Hill Partners LP

GS Investment Strategies, LLC

HealthCor Management, L.P.

IPM Informed Portfolio Management AB

Nephila Capital, Ltd.

Sorin Capital Management, LLC

Two Sigma Advisers, LP

Waterfall Asset Management, LLC

The list of sub-advisers to the Fund in the “More on the Fund’s Investment Strategies, Investment Strategies, Investments, and Risks” section of the Prospectus is amended and restated as follows:

Sub-Adviser	Strategy	Sub-Strategy
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies	Event-Driven Multi-Strategy
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Cerberus Sub-Advisory I, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Chatham Asset Management, LLC	Relative Value Strategies	Fixed Income – Corporate
D.E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Emso Partners Limited	Macro Strategies	Discretionary Thematic
FT AlphaParity, LLC	Macro Strategies	Systematic Diversified
Good Hill Partners LP	Relative Value Strategies	Fixed Income – Asset Backed
GS Investment Strategies, LLC	Equity Hedge Strategies	Equity Long/Short
HealthCor Management, L.P.	Equity Hedge Strategies	Equity Long/Short
IPM Informed Portfolio Management AB	Macro Strategies	Systematic Diversified
Nephila Capital, Ltd.	Event-Driven Strategies	Reinsurance
Sorin Capital Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Waterfall Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed

The following disclosure is added to the section “More on Fund Management—Adviser and Sub-Advisers—Sub-Advisers” in the Fund Prospectus:

•	FT AlphaParity, LLC (“FT AlphaParity”), located at One International Place, Boston, MA 02110 an investment adviser registered with the SEC, manages a portion of the Fund’s assets using Macro Strategies. FT AlphaParity was founded in 2012. In February 2017, FT AlphaParity became investment manager to accounts previously advised by AlphaParity, LLC. The combined AUM of AlphaParity, LLC and FT AlphaParity was approximately $838.3 million as of December 31, 2016.

The following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•	FT AlphaParity, LLC. The principal owner of FT AlphaParity, LLC is Franklin Templeton Institutional, LLC.